Lease Liabilities - Summary of Estimates of Undiscounted Flows (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	$ 11,105,018	$ 7,007,711
Non current finance lease obligations	148,557,059	44,857,807
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	10,399,712	5,036,773
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	4,433,942	7,067,087
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	4,327,447	2,026,666
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	4,325,665	1,903,134
More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	125,070,293	28,824,147
Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	13,733,895	8,035,850
Non current finance lease obligations	$ 239,822,050	$ 57,709,063
Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.49%	6.49%
Chile [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.48%	5.48%
Chile [Member] | One to Three Month [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	$ 4,693,390	$ 3,315,346
Chile [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	9,040,505	4,720,504
Chile [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	16,707,164	7,236,277
Chile [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	10,340,864	8,938,172
Chile [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	9,950,285	3,597,671
Chile [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	9,646,427	3,342,761
Chile [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	$ 193,177,310	34,594,182
Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.16%
Current finance lease liabilities	$ 4,158,576	3,350,135
Non current finance lease obligations	$ 8,979,933	10,790,497
Chile [Member] | Future Undiscounted Debt Flow [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	4.82%
Current finance lease liabilities	$ 418,674	427,451
Non current finance lease obligations	$ 4,653,208	4,548,563
Chile [Member] | Future Undiscounted Debt Flow [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	2.68%
Current finance lease liabilities	$ 9,080,515	4,234,108
Non current finance lease obligations	$ 226,145,816	42,312,484
Chile [Member] | Future Undiscounted Debt Flow [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	2.89%
Current finance lease liabilities	$ 76,130	24,156
Non current finance lease obligations	43,093	57,519
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	930,191	805,609
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	418,674	427,451
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	3,269,537	2,058,130
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Month [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	74,988	24,156
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	3,228,385	2,544,526
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	5,810,978	2,175,978
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	1,142
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	6,452,784	3,343,654
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	660,889	582,405
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	9,570,650	3,289,984
Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	22,841	20,234
Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	281,183	5,400,991
Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	638,249	563,152
Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	9,401,180	2,954,856
Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	20,252	19,173
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	270,895	227,622
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	615,610	543,900
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	9,063,780	2,808,037
Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations		18,112
Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	260,606	219,295
Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	592,971	524,648
Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	8,792,850	2,598,818
Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	1,714,465	1,598,935
Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | Euros [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	2,145,489	2,334,458
Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease obligations	$ 189,317,356	$ 30,660,789